ACCOUNTS RECEIVABLE TRADE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE TRADE, NET
Schedule of components of accounts receivable, net

	At December 31,
	2021	2022
Accounts receivable trade
– from EPC services	$2,640,710	$2,429,593
– from solar power project assets	22,995,822	8,607,742
– from electricity generation (1)	10,848,278	12,669,890
Total accounts receivable trade	36,484,810	23,707,225
Less: allowance for credit losses	(2,135,885)	(2,036,773)
Accounts receivable trade, net	$34,348,925	$21,670,452
(1)	Accounts receivable from electricity generation were mainly due from China’s state grid companies. The amounts included the portion of feed-in tariff(s) (FIT) for the electricity sold to the state grid companies in the PRC in which the relevant on-grid solar power stations are still pending for registration to the Renewable Energy Subsidy Catalog, which the Company has submitted the application for its solar power stations started operation before July 2017 to be registered on the Catalog. The Company expects that a certain part of the FIT receivables will be recovered after twelve months from the reporting date, which are discounted at an effective interest rate. As of December 31, 2022, there are $10,204,802 of FIT receivables classified as current and $20,187,213 classified as non-current, which is included in the other non-current assets on the consolidated balance sheets.

Schedule of Accounts Receivable Unbilled

	At December 31,
	2021	2022
Accounts receivable unbilled
–from solar power project assets	$11,473,590	$18,151,798
–from EPC services	—	26,442,031
Total accounts receivable unbilled	11,473,590	44,593,829
Less: allowance for credit losses	—	(711,788)
Accounts receivable unbilled, net	$11,473,590	$43,882,041

Schedule of movement in lifetime expected credit losses that has been recognized for trade receivable

	At December 31,
	2021	2022

At beginning of year	$2,427,577	$2,135,885
Allowance for credit losses	90,345	612,676
Written off	(382,037)	—
At end of year	$2,135,885	$2,748,561